Consolidated statement of changes in equity - BRL (R$) R$ in Thousands		Total		Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Retained earnings [member]	Equity attributable to owners of the company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2020		R$ 20,818,867		R$ 5,328		R$ 2,007,356	R$ (1,524,027)	R$ 4,771,426	R$ 5,260,083	R$ 15,558,784
Profit for the year		6,696,460						6,312,140	6,312,140	384,320
Other comprehensive income
Gain (loss) on cash flow hedge		(601,415)					(437,995)		(437,995)	(163,420)
Foreign currency translation differences		89,848					14,017		14,017	75,831
Actuarial gain (loss) on defined benefit plan		41,832					41,959		41,959	(127)
Change in fair value of financial assets		2,269					2,639		2,639	(370)
Total comprehensive income for the year		6,228,994					(379,380)	6,312,140	5,932,760	296,234
Transactions with owners of the Company Contributions and distributions
Capital increase (note 17)		2,252,306								2,252,306
Dividends - non-controlling interests		(2,493)				(2,493)			(2,493)
Dividends		(2,031,301)						(1,866,393)	(1,866,393)	(164,908)
Business Combination		2,115,554								2,115,554
Disposal of treasury shares		3,650			R$ 496,741	3,825		(496,916)	3,650
Share based payments		(2,719)			18,136	(36,708)			(18,572)	15,853
Total contributions and distributions		2,334,997			514,877	(35,376)		(2,363,309)	(1,883,808)	4,218,805
Changes in ownership interests
Change of shareholding interest in subsidiary (note 9.1)		(512,836)				1,322,716			1,322,716	(1,835,552)
Total transactions with owners of the Company		(512,836)				1,322,716			1,322,716	(1,835,552)
Total transactions with owners of the Company contributions and distributions:		1,822,161			514,877	1,287,340		(2,363,309)	(561,092)	2,383,253
Predecessor adjustments				6,360,525	(583,941)	(4,984,931)	1,381,798	1,935,735	4,109,186	(4,109,186)
Ending balance at Dec. 31, 2021		28,870,022		6,365,853	(69,064)	(1,690,235)	(521,609)	10,655,992	14,740,937	14,129,085
Profit for the year		2,820,875	[1]					1,176,032	1,176,032	1,644,843
Other comprehensive income
Gain (loss) on cash flow hedge		723					58		58	665
Foreign currency translation differences		917,548					1,032,232		1,032,232	(114,684)
Actuarial gain (loss) on defined benefit plan		53,018					45,721		45,721	7,297
Change in fair value of financial assets		22,395					11,144		11,144	11,251
Total comprehensive income for the year		3,814,559					1,089,155	1,176,032	2,265,187	1,549,372
Transactions with owners of the Company Contributions and distributions
Capital increase (note 17)		7,889,251		2,036,691				(2,036,691)		7,889,251
Dividends		(1,237,779)						(325,044)	(325,044)	(912,735)
Business Combination		10,062,503								10,062,503
Employee share schemes – value of employee services		62,394				55,391			55,391	7,003
Sale of treasury shares		2,370			1,752	618			2,370
Acquisition of treasury shares		(59,506)			(59,506)				(59,506)
Share based payments		(5,616)			19,678	(30,930)			(11,252)	5,636
Total contributions and distributions		16,713,617		2,036,691	(38,076)	25,079		(2,361,735)	(338,041)	17,051,658
Changes in ownership interests
Acquisition of non-controlling interest		(1,092,374)								(1,092,374)
Change of shareholding interest in subsidiary (note 9.1)		(136,425)				3,985,084			3,985,084	(4,121,509)
Total transactions with owners of the Company		(1,228,799)				3,985,084			3,985,084	(5,213,883)
Total transactions with owners of the Company contributions and distributions:		15,484,818		2,036,691	(38,076)	4,010,163		(2,361,735)	3,647,043	11,837,775
Ending balance at Dec. 31, 2022		48,169,399		8,402,544	(107,140)	2,319,928	567,546	9,470,289	20,653,167	27,516,232
Profit for the year		4,884,744						1,094,391	1,094,391	3,790,353
Other comprehensive income
Gain (loss) on cash flow hedge		(125,233)					(92,491)		(92,491)	(32,742)
Foreign currency translation differences		(172,501)					(109,134)		(109,134)	(63,367)
Actuarial gain (loss) on defined benefit plan		(47,223)					(51,596)		(51,596)	4,373
Change in fair value of financial assets
Total comprehensive income for the year		4,539,787					(253,221)	1,094,391	841,170	3,698,617
Transactions with owners of the Company Contributions and distributions
Capital increase (note 17)				280,000				(280,000)
Funds from capital increase and decrease in subsidiary (note 9.2)		6,657								6,657
Gain from capital increase in a subsidiary		71,178				60,348			60,348	10,830
Business Combination		237,460								237,460
Employee share schemes – value of employee services		186,317				135,653			135,653	50,664
Share based payments		(106,455)			13,223	(40,113)			(26,890)	(79,565)
Write-off of interest in subsidiary		(22,280)								(22,280)
Dividends and allocation of results	[2]	(2,102,014)						(520,691)	(520,691)	(1,581,323)
Mandatory minimum dividends		(273,598)						(273,598)	(273,598)
Total contributions and distributions		(2,002,735)		280,000	13,223	155,888		(1,074,289)	(625,178)	(1,377,557)
Changes in ownership interests
Gain on dividends from subsidiary		268,406				79,825			79,825	188,581
Change of shareholding interest in subsidiary (note 9.1)		6,323				6,323			6,323
Total transactions with owners of the Company		274,729				86,148			86,148	188,581
Total transactions with owners of the Company contributions and distributions:		(1,728,006)		280,000	13,223	242,036		(1,074,289)	(539,030)	(1,188,976)
Ending balance at Dec. 31, 2023		R$ 50,981,180		R$ 8,682,544	R$ (93,917)	R$ 2,561,964	R$ 314,325	R$ 9,490,391	R$ 20,955,307	R$ 30,025,873

[1]	Amounts after the reclassification of the discontinued operation.
[2]	The allocation of the statutory reserve for the year 2023 will be held after the Ordinary General Meeting.